Acquisitions - Net purchase price of NGDx (Details) - USD ($)	6 Months Ended
	Jan. 18, 2017	Oct. 31, 2019	Jul. 31, 2019	Oct. 26, 2018	Jul. 31, 2018	Feb. 09, 2017
Purchase price:
Shares	1,117,011	44,336,023	62,290,940	4,830,000	22,430,121	2,179,989
At Closing
Purchase price:
Stock Price at Closing	$ 0.23
Shares	1,117,011
Fair Value	$ 253,721
After Closing
Purchase price:
Stock Price at Closing	$ 0.23
Shares	420
Fair Value	$ 95
Post Reverse Stock Split
Purchase price:
Stock Price at Closing	$ 0.23
Shares	4,830,000
Fair Value	$ 1,097,100
Net Purchase Price
Purchase price:
Shares	5,947,431
Fair Value	$ 1,350,916